Consolidated Statement of Cashflows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (3,577,621)	$ 77,193	$ (370,438)	$ (268,604)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock compensation	3,300,000
Stock charitable donation	80,000
Depreciation	495	495	2,683	1,414
Amortization of debt discount	5,694		11,306
PPP Loan forgiveness				(22,532)
Changes in operating assets and liabilities:
Accounts receivable	17,449	(54,228)	23,480	(30,854)
Right-of-use asset	5,674		(108,863)
Other current assets	(69,512)	647	(20,439)	16,915
Other asset	(25,000)	(3,000)	(3,000)
Accounts payable and accrued liabilities	(65,808)	(158,995)	(108,534)	102,265
Deferred revenue	45,503	42,492	45,503	63,009
Right-of-use liabilities	(5,249)		110,138
Net cash (used in) operating activities	(288,375)	(95,396)	(418,164)	(138,387)
Cash flows from investing activities
Cash flows from financing activities:
Proceeds from SBA EIDL loan		100	100	314,700
Net proceeds from line of credit	3,583		46,845
Stock issuance for cash	420,000
Shareholders contributions		3,000	616
Shareholders distributions	(129)			(7,322)
Proceeds from long term payable			153,000
Net cash provided by financing activities	423,454	3,100	200,561	307,378
Net change in cash	135,079	(92,296)	(217,603)	168,991
Cash, beginning of period	10,329	227,932	227,932	58,941
Cash, end of period	145,408	135,636	10,329	227,932
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	6,735	4,118	4,490
Cash paid for taxes
NON-CASH ACTIVITIES
Subscription receivable	75,000
Cancellation of common stock - related party	$ 78,800